Other Borrowed Funds	12 Months Ended
Dec. 31, 2012
Other Borrowed Funds
Other Borrowed Funds

(9) Other Borrowed Funds

        Other borrowed funds include Federal Home Loan Bank borrowings, which are short and long-term fixed borrowings issued by the Federal Home Loan Bank of Dallas at the market price offered at the time of funding. These borrowings are secured by mortgage-backed investment securities and a portion of the Company's loan portfolio.

        Further information regarding the Company's other borrowed funds at December 31, 2012 and 2011 is set forth in the following table:

	December 31,
	2012	2011
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$742,500	$487,500
Rate on balance outstanding at year end	.15%	.18%
Average daily balance	$412,919	$733,559
Average rate	.19%	.19%
Maximum amount outstanding at any month end	$1,005,500	$1,235,900
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$6,527	$6,661
Rate on balance outstanding at year end	3.51%	3.51%
Average daily balance	$6,590	$6,721
Average rate	3.51%	3.51%
Maximum amount outstanding at any month end	$6,650	$6,780
(1)
The amortization of the long-term advances is approximately $149 per year for each of the next five years and the final maturity date is January 3, 2028.